SHAREHOLDERS' CAPITAL (Details) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 28, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 CAD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)		Mar. 31, 2019 $ / shares	Mar. 31, 2021 CAD ($) $ / shares shares		Mar. 18, 2021 CAD ($)	Mar. 09, 2021 CAD ($)	Oct. 19, 2020 CAD ($)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares			0						0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share) | $ / shares				$ 0				$ 0.125
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners						$ 18,700
Total borrowings						$ 782,003			$ 655,740
Value of shares issued to term loan lenders	$ 3,700
Post-consolidation common shares subscription, price per share (in CAD per share) | $ / shares	$ 3.412
post-consolidation common shares subscription, shares (in shares) | shares	15,174,950
Proceeds from post-consolidation common shares subscription	$ 51,800
Common stock acquired by backstop parties (in shares) | shares	14,137,580
Proceeds from common stock issued to backstop parties	$ 48,200
Proceeds from the equity subscription	$ 100,000
Equity subscription, price (in CAD per share) | $ / shares	$ 4.868
Gains (losses) on recapitalization transaction, net		$ 51,400		$ 51,360
Gains (losses) on recapitalization transaction		78,800
Recapitalization transaction Expenses incurred		$ 27,400
Filter Group
Disclosure of classes of share capital [line items]
settlement of litigation, cash payment	$ 1,800
Settlement of litigation, common shares (in shares) | shares	429,958
6.75% $100M convertible debentures
Disclosure of classes of share capital [line items]
Interest rate			6.75%			6.75%			6.75%
Total borrowings	$ 100,000					$ 90,187	[1]
6.75% $160M convertible debentures
Disclosure of classes of share capital [line items]
Interest rate			6.75%			6.75%			6.75%
Total borrowings	160,000					$ 153,995	[2]
7.0% subordinated notes
Disclosure of classes of share capital [line items]
Interest rate			7.00%						7.00%
Total borrowings	15,000
7.0% subordinated notes | Bottom of range
Disclosure of classes of share capital [line items]
Total borrowings													$ 13,200
Credit facility
Disclosure of classes of share capital [line items]
Total borrowings						$ 236,389	[3]		$ 227,189	[3]	$ 335,000	$ 335,000
Credit facility | Debt agreement recapitalization [member]
Disclosure of classes of share capital [line items]
Total borrowings	$ 335,000								$ 335,000
Unsecured term loan
Disclosure of classes of share capital [line items]
Interest rate		8.75%	8.75%			8.75%			8.75%
Total borrowings			$ 207,000,000			$ 280,535	[4]
Value of shares issued to term loan lenders				$ 3,670
10.25 % term loan
Disclosure of classes of share capital [line items]
Interest rate			10.25%			10.25%			10.25%
Total borrowings			$ 205,900,000						$ 289,904	[5]
Convertible debentures
Disclosure of classes of share capital [line items]
Interest rate			8.50%						8.50%
6.5% convertible bonds
Disclosure of classes of share capital [line items]
Interest rate			6.50%			6.50%			6.50%
Total borrowings						$ 12,851	[6]		$ 9,200
Preference shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares									$ 0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners			$ 0		$ 1.0625
Dividends recognised as distributions to owners of parent						$ 6,600

[1]	As part of the September Recapitalization, the 6.5% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.
[2]	As part of the September Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the 7.0% Subordinated Notes and the payment of accrued interest.
[3]	On March 18, 2021, Just Energy Ontario L.P, Just Energy (U.S.) Corp. and Just Energy Group Inc. entered into an Accommodation and Support Agreement (the “Lender Support Agreement”) with the lenders under the $335 million Credit Facility. Under the Lender Support Agreement, the lenders agreed to allow issuance or renewals of Letters of Credit under the $335 million Credit Facility during the pendency of the CCAA proceedings within certain restrictions. In return, the Company has agreed to continue paying interest and fees at the non-default rate on the outstanding advances and Letters of Credit under the $335 million Credit Facility. The amount of Letters of Credit that may be issued is limited to the greater of $46.1 million (excluding the Letters of Credit guaranteed by Export Development Canada under its Account Performance Security Guarantee Program), plus any amount the Company has repaid; and $125 million.As part of the September Recapitalization, Just Energy extended the $335 million Credit Facility to December 2023, which was previously scheduled to mature in December 2020. Certain principal amounts outstanding under the letter of credit facility is guaranteed by Export Development Canada under its Account Performance Security Guarantee Program. Just Energy’s obligations under the $335 million Credit Facility are supported by guarantees of certain subsidiaries and affiliates and secured by a general security agreement and a pledge of the assets and securities of Just Energy and the majority of its operating subsidiaries and affiliates excluding, primarily the Filter Group. Just Energy has also entered into an inter-creditor agreement in which certain commodity and hedge providers are also secured by the same collateral. As a result of the CCAA filing, the borrowers are in default under the Credit Facility. However, any potential actions by the lenders have been stayed pursuant to the Court Order. In addition, pursuant to the Lender Support Agreement, the lenders have agreed to continue to provide access to the issuance of Letters of Credit. As at March 31, 2021, the Company had Letter of Credit capacity of $4.5 million available.The outstanding Advances are all Prime rate advances at a rate of bank prime (Canadian bank prime rate or U.S. prime rate) plus 4.25% and letters of credit are at a rate of 5.25%. As at March 31, 2021, the Canadian prime rate was 2.45% and the U.S. prime rate was 3.25%. As at March 31, 2021, $227.2 million has been drawn against the facility, $41.7 of letters of credit outstanding has been issued under the Canadian and U.S. facilities and $57.7 of Letters of Credit are outstanding under the LC Facility. As a result of the CCAA filing, the Credit Facility has been reclassified to short-term reflecting the potential acceleration of the debt allowed under the Credit Facility. Additionally, all deferred debt issue costs have been accelerated in the period ended March 31, 2021 to reflect the current classification and presented in Reorganization costs in the Consolidated Statements of Loss.
[4]	As part of the September Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the 10.25% term loan and 786,982 common shares. The 8.75% loan had US$207.0 million outstanding plus accrued interest.
[5]	As part of the September Recapitalization, Just Energy issued a US$205.9 million principal note (the “10.25% Term Loan”) maturing on March 31, 2024. The note bears interest at 10.25%. The balance at March 31, 2021 includes an accrual of $13.9 million for interest payable on the notes. As a result of the CCAA filing, the Company is in default under the 10.25% Term Loan, as described below. However, any potential actions by the lenders under the 10.25% Term Loan have been stayed pursuant to the Court Order, and the Company is not issuing additional notes equal to the capitalized interest. As a result, the prepayment fee has been accelerated and accrued and is presented in the Reorganization cost on the Consolidated Statement of Loss.
[6]	As part of the September Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the 10.25% term loan and 35,737 common shares. $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest at the time of the September Recapitalization.